Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2017	2016	2015
	(Dollars in Thousands)
Current
U.S.	$56,974	$52,403	$65,196
State	2,662	3,362	5,258
Foreign	—	—	(6)
Total current taxes	59,636	55,765	70,448
Deferred
U.S.	4,620	7,279	(261)
State	(50)	27	(71)
Total deferred taxes	4,570	7,306	(332)
Total income taxes	$64,206	$63,071	$70,116

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2017	2016	2015
	(Dollars in Thousands)
Computed expected tax expense	$77,643	$69,253	$72,389
Change in taxes resulting from:
Tax-exempt interest income	(4,701)	(3,940)	(3,910)
State tax, net of federal income taxes, tax credit and refunds	1,697	3,287	3,371
Resolution of IRS exam	(4,985)	—	—
Other investment income	(3,198)	(3,694)	(3,540)
Deferred tax adjustment due to federal tax rate change	(3,168)	—	—
Other	918	(1,835)	1,806
Actual tax expense	$64,206	$63,071	$70,116

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2017	2016
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$14,546	$24,315
Other real estate owned	2,053	3,652
Impairment charges on available-for-sale securities	844	6,086
Accrued expenses	81	137
Net unrealized losses on available for sale investment securities	9,680	14,791
Other	4,434	6,917
Total deferred tax assets	31,638	55,898
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(10,940)	(19,837)
Identified intangible assets and goodwill	(13,417)	(21,386)
Other	(12,474)	(16,300)
Total deferred tax liabilities	(36,831)	(57,523)
Net deferred tax liability	$(5,193)	$(1,625)